Trade and Finance Receivables - Finance Receivables (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Grower Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Receivable	$ 36,089,000	$ 35,761,000
Reserve	32,074,000	32,877,000	36,854,000
Net receivable	4,015,000	2,884,000
Current portion included in Other receivables, net	4,015,000	2,884,000
Long-term portion included in Investments and other assets, net	0	0
Charged to costs and expenses	0	61,000
Amount the Company recovered from the bankruptcy trustee and other creditors of the grower	393,000	1,128,000
Financing Receivable, Allowance for Credit Losses, Write-downs	390,000	2,910,000
Foreign exchange and other	(20,000)	0
Seller Financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross Receivable	25,629,000	27,127,000
Reserve	0	0
Net receivable	25,629,000	27,127,000
Current portion included in Other receivables, net	4,740,000	3,990,000
Long-term portion included in Investments and other assets, net	20,889,000	23,137,000
Chilean | Grower of grapes and other produce | Grower Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross grower receivables	$ 29,000,000	$ 29,000,000